Collaborative Arrangements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Research and development, net	$ 13,514	$ 4,067	$ 34,640	$ 12,576
Collaborative Arrangement [Member]
Research and development, net	$ 900	$ 438	$ 2,900	$ 755